Annual Fund Operating Expenses - iShares Floating Rate Bond ETF - iShares Floating Rate Bond ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.20%

[1]	The amount rounded to 0.00%.